4A. ACQUISITION OF DOLPHIN FILMS, INC. (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 585,343	$ 662,546	$ 2,392,685
Related party receivable			453,529
Prepaid expenses		0	72,518
Receivable and other current assets	382,755	2,665,781	2,827,131
Total Current Assets	4,390,961	8,246,973	5,745,863
Captialized production costs	4,242,096	4,654,013	15,170,768
Property and equipment	1,118,514	35,188	55,413
Deposits	1,201,481	1,261,067	397,069
Total Assets	34,279,389	14,197,241	21,369,113
LIABILITIES
Accounts payable	1,305,031	677,249	2,070,545
Other current liabilities	4,322,967	2,958,523	2,984,320
Accrued Compensation	2,312,500	2,250,000	2,065,000
Debt	12,900,242	18,743,069	37,331,008
Loans from related party	1,244,310	684,326	2,917,523
Deferred revenue	26,428	46,681	1,418,368
Notes payable	825,000	300,000	300,000
Total Current Liabilities	24,186,821	39,671,102	49,086,764
Non Current
Convertible note			3,164,000
Loan from related party		0	1,982,267
Total Non Current Liabilities	11,487,710	6,393,936	5,146,267
Total Liabilities	35,674,531	46,065,038	54,233,031
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.	270,988	215,933	61,419
Preferred stock, 10,000,000 shares authorized	1,000
Additional paid in capital	93,183,286	67,727,474	26,480,240
Accumulated deficit	(94,850,416)	(99,812,204)	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	(1,395,142)	(31,867,797)	(32,863,918)	$ (23,992,675)
Non-controlling interest		0	2,977,808
Total Stockholders' Deficit			(32,863,918)
Total Liabilities and Stockholders' Deficit	34,279,389	14,197,241	21,369,113
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized		0	1,043
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized		0	230,000
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized		$ 1,000	1,000
Dolphin Digital Media, Inc
ASSETS
Cash and cash equivalents	273,625		2,259,504
Related party receivable			0
Prepaid expenses			10,018
Receivable and other current assets	$ 265,563		560,112
Total Current Assets			2,829,634
Captialized production costs			2,439
Property and equipment			55,413
Deposits			41,291
Total Assets			2,928,777
LIABILITIES
Accounts payable			479,799
Other current liabilities			2,669,456
Accrued Compensation			2,065,000
Debt			5,145,000
Loans from related party			0
Deferred revenue			0
Notes payable			300,000
Total Current Liabilities			10,659,255
Non Current
Convertible note			3,164,000
Loan from related party			1,982,267
Total Non Current Liabilities			5,146,267
Total Liabilities			15,805,522
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.			61,419
Additional paid in capital			26,711,140
Accumulated deficit			(42,628,155)
Total Dolphin Digital Media, Inc. Deficit			(15,854,553)
Non-controlling interest			2,977,808
Total Stockholders' Deficit			(12,876,745)
Total Liabilities and Stockholders' Deficit			2,928,777
Dolphin Digital Media, Inc | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			1,043
Dolphin Digital Media, Inc | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Dolphin Digital Media, Inc | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Dolphin Digital Media, Inc
ASSETS
Cash and cash equivalents			133,181
Related party receivable			453,529
Prepaid expenses			62,500
Receivable and other current assets			2,267,019
Total Current Assets			2,916,229
Captialized production costs			15,168,329
Property and equipment			0
Deposits			355,778
Total Assets			18,440,336
LIABILITIES
Accounts payable			1,590,746
Other current liabilities			314,864
Accrued Compensation			0
Debt			(32,186,008)
Loans from related party			2,917,523
Deferred revenue			1,418,368
Notes payable			0
Total Current Liabilities			38,427,509
Non Current
Convertible note			0
Loan from related party			0
Total Non Current Liabilities			0
Total Liabilities			38,427,509
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.			100
Additional paid in capital			0
Accumulated deficit			(19,987,273)
Total Dolphin Digital Media, Inc. Deficit			(19,987,173)
Non-controlling interest			0
Total Stockholders' Deficit			(19,987,173)
Total Liabilities and Stockholders' Deficit			18,440,336
Dolphin Digital Media, Inc | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Dolphin Digital Media, Inc | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Dolphin Digital Media, Inc | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Acquisition Adjustments
ASSETS
Cash and cash equivalents			0
Related party receivable			0
Prepaid expenses			0
Receivable and other current assets			0
Total Current Assets			0
Captialized production costs			0
Property and equipment			0
Deposits			0
Total Assets			0
LIABILITIES
Accounts payable			0
Other current liabilities			0
Accrued Compensation			0
Debt			0
Loans from related party			0
Deferred revenue			0
Notes payable			0
Total Current Liabilities			0
Non Current
Convertible note			0
Loan from related party			0
Total Non Current Liabilities			0
Total Liabilities			0
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.			(100)
Additional paid in capital			(230,900)
Accumulated deficit			0
Total Dolphin Digital Media, Inc. Deficit			0
Non-controlling interest			0
Total Stockholders' Deficit			0
Total Liabilities and Stockholders' Deficit			0
Acquisition Adjustments | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0
Acquisition Adjustments | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			230,000
Acquisition Adjustments | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			$ 1,000